SCHEDULE OF SUBJECT TO POSSIBLE REDEMPTION (Details) (Parenthetical) - Keyarch Acquisition Corporation [Member] - USD ($)		12 Months Ended
	Jul. 20, 2023	Dec. 31, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Discount received on outstanding offering cost			$ 131,420
Corresponding decrease in carrying value		$ 117,542
Public share	9,122,682
Redemption price per share	$ 10.50	$ 10.10
Aggregate redemption amount	$ 95,826,230
Public shares outstanding	2,377,318
IPO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Discount received on outstanding offering cost		$ 131,420
Common Stock Subject to Mandatory Redemption [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net of allocation of offering cost		117,542
Net of allocation of offering cost		$ 117,542